The Millicom Group - A.3.2. Impairment of interests in associates (Details) - MKC Brilliant Holding GmbH (LIH) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Proportion of ownership interest in associate	35.00%	35.00%	35.00%
Impairment loss				$ 48	$ 40